Corporate Income Taxes (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Components of income tax provision
(a)	Components of income tax provision

For the year ended October 31 ($ millions)	2025	2024
Provision for income taxes in the Consolidated Statement of Income:

Current income taxes:
Domestic:
Federal	$1,088	$138
Provincial	786	275
Adjustments related to prior periods	23	(40)
Foreign	1,418	1,219
Adjustments related to prior periods	(15)	2
	3,300	1,594
Deferred income taxes:
Domestic:
Federal	(261)	388
Provincial	(154)	181
Foreign	(134)	(131)
	(549)	438
Total provision for income taxes in the Consolidated Statement of Income	$2,751	$2,032
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	$(162)	$1,019
Deferred income taxes	224	41
	62	1,060
Reported in:
Other Comprehensive Income	187	1,156
Retained earnings	(125)	(96)
Other reserves	–	–
Total provision for income taxes in the Consolidated Statement of Changes in Equity	62	1,060
Total provision for income taxes	$2,813	$3,092
Provision for income taxes in the Consolidated Statement of Income includes:
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	$(549)	$438
Deferred tax expense (benefit) of tax rate changes	–	–
	$(549)	$438

Reconciliation to Statutory Tax Rate
(b)	Reconciliation to statutory rate
Income taxes in the Consolidated Statement of Income vary from the amounts that would be computed by applying the composite federal and provincial statutory income tax rate for the following reasons:

	2025		2024
For the year ended October 31 ($ millions)	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income
Income taxes at Canadian statutory rate	$2,919	27.8%	$2,755	27.8%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries and foreign branches (1)	(177)	(1.7)	(746)	(7.5)
Tax-exempt income from securities	–	–	(28)	(0.3)
Other, net	9	0.1	51	0.5
Total income taxes and effective tax rate	$2,751	26.2%	$2,032	20.5%

(1)	Lower average tax rate applicable to subsidiaries and foreign branches includes the impact of the GMT which increased the effective tax rate by 0.8%.

Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Bank’s deferred tax assets and liabilities are as follows:

	Statement of Income		Statement of Financial Position
	For the year ended		As at
October 31 ($ millions)	2025	2024	2025	2024
Deferred tax assets:
Loss carryforwards	$60	$29	$623	$930
Allowance for credit losses	(272)	54	1,357	1,076
Deferred compensation	(109)	(100)	388	317
Deferred income	(150)	(137)	404	255
Property and equipment	(101)	(10)	422	262
Pension and other post-retirement benefits	(22)	(48)	314	387
Securities	(26)	(17)	284	260
Lease liabilities	3	28	910	891
Own credit risk	–	–	447	250
Other	(22)	(57)	757	673
Total deferred tax assets	$(639)	$(258)	$5,906	$5,301
Deferred tax liabilities:
Cash flow hedges	$–	$–	$39	$57
Deferred compensation	(11)	(24)	209	187
Deferred income	(14)	(20)	65	50
Property and equipment	(39)	(243)	805	684
Pension and other post-retirement benefits	(1)	1	73	82
Securities	34	(14)	398	354
Investment in subsidiaries and associates	(26)	52	86	29
Intangible assets	57	(344)	1,746	1,809
Other	(90)	(104)	646	504
Total deferred tax liabilities	$(90)	$(696)	$4,067	$3,756
Net deferred tax assets (liabilities) (1)	$(549)	$438	$1,839	$1,545

(1)
For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $1,839 (2024 – $1,545) are represented by deferred tax assets of $3,253 (2024 – $2,942), and deferred tax liabilities of $1,414 (2024 – $1,397) on the Consolidated Statement of Financial Position.

Changes to Net Deferred Taxes
The major changes to net deferred taxes were as follows:

For the year ended October 31 ($ millions)	2025	2024
Balance at beginning of year	$1,545	$2,095
Deferred tax benefit (expense) for the year recorded in income	549	(438)
Deferred tax benefit (expense) for the year recorded in equity	(224)	(41)
Disposed in divestitures	(35)	–
Other	4	(71)
Balance at end of year	$1,839	$1,545